Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 35,787,598	$ 37,587,102	$ 45,017,096
Cash dividends	$ 2.6	$ 2.85
Legal Reserve [Member]
Disclosure of equity [Line Items]
Appropriation of earnings	$ 4,182,207	$ 4,738,237
Cash dividends [member]
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 32,704,164	$ 35,787,598